Ivy Funds

Supplement dated April 1, 2015 to the

Ivy Funds Prospectus

dated July 31, 2014

and as supplemented August 4, 2014, November 14, 2014 and December 12, 2014

The following is inserted as a new paragraph following the first paragraph of the “Ivy Bond Fund — Principal Investment Strategies” section on page 48:

Although the Fund invests primarily in investment grade debt securities, it may invest up to 20% of its total assets in non-investment grade debt securities, commonly called junk bonds, that include bonds rated BB+ or lower by S&P, or comparably rated by another NRSRO or, if unrated, determined by IICO or Advantus Capital to be of comparable quality.

The following is inserted as a new bullet point immediately following the “Liquidity Risk” bullet point of the “Ivy Bond Fund — Principal Investment Risks” section on page 49:

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Low-Rated Securities Risk. In general, low-rated debt securities (commonly referred to as “high-yield” or “junk” bonds) offer higher yields due to the increased risk that the issuer will be unable to meet its obligations on interest or principal payments at the time called for by the debt instrument. For this reason, these securities are considered speculative and could significantly weaken the Fund’s returns. In adverse economic or other circumstances, issuers of these low-rated securities and obligations are more likely to have difficulty making principal and interest payments than issuers of higher-rated securities and obligations. In addition, these low-rated securities and obligations may fluctuate more widely in price and yield than higher-rated securities and obligations and may fall in price during times when the economy is weak or is expected to become weak. Issuers of securities that are in default or have defaulted may fail to resume principal or interest payments, in which case the Fund may lose its entire investment.

The following replaces the first sentence of the first paragraph of the “Ivy Municipal Bond Fund — Principal Investment Strategies” section on page 69:

Ivy Municipal Bond Fund seeks to achieve its objective by investing, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in municipal bonds, mainly of investment grade and of any maturity.

The following replaces the first sentence of the first paragraph of the “Ivy Municipal High Income Fund — Principal Investment Strategies” section on page 74:

Ivy Municipal High Income Fund seeks to achieve its objective by investing, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in a diversified portfolio of municipal bonds.

The following is inserted as a new paragraph following the third paragraph of the “Ivy Global Growth Fund — Performance” section on page 111:

In November 2014, the Fund filed a prospectus supplement reflecting the Fund’s increased emphasis on investments in the stocks of U.S. companies. Effective January 1, 2015, the Fund changed its name and investment strategy to reflect a global focus. Performance prior to January 2015 reflects the Fund’s former international strategy and may have differed if the Fund’s current strategy that includes investing globally had been in place.